LOAN RECEIVABLE	12 Months Ended
Jun. 30, 2022
LOAN RECEIVABLE

7. LOAN RECEIVABLE

On June 27, 2022, the Company acquired the rights to purchase the assets (the “AuBio Assets”) of AuBio Labs, LLC (the “AuBio Transaction”). The consideration for the AuBio Transaction is $902,020 (US $700,000), of which, $128,860 (US $100,000) was provided on the closing date of the AuBio Transaction, with the remaining $773,160 (US $600,000) to be advanced in tranches of $128,860 (US $100,000) over four months post transaction and $257,720 (US $200,000) to be advanced on November 26, 2022 (the “AuBio Advances”). Upon advancing the final amount, the Company will have the option to convert the AuBio Advances into full ownership of the AuBio Assets.

As at June 30, 2022, the Company had only advanced $128,860 (US $100,000). Due to the short-term duration of the advance and the Company’s option of completing the AuBio Transaction, this has been reflected as a loan receivable amount.

As at June 30, 2022, the loan receivable amounted to $128,860 (US $100,000) (2021 - $nil).